Warrants - Schedule of Black–Scholes Option Price Model (Details) - PIPE [Member]	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected Volatility (%) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price			60.24
Expected Volatility (%) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	7,867	80.84	55.08
Expected Volatility (%) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	81.94	83.21
Risk-free Interest Rate (%) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price			4.99
Risk-free Interest Rate (%) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	3.57	4.08	3.85
Risk-free Interest Rate (%) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	4.31	4.34
Expected Life (years) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price			5.33
Expected Life (years) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	3.33	1.89	2
Expected Life (years) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	4.32	4.39
Value Per Share [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price			0.71
Value Per Share [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	0.82	1.53	0.59
Value Per Share [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.604	2.48
Exercise Price (U.S. dollars per share) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		1.1	1.1
Exercise Price (U.S. dollars per share) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1
Exercise Price (U.S. dollars per share) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.1